Long-Term Debt (Schedule of Principal Maturities of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Principal maturities of long-term debt
Total	$ 5,067.7	$ 4,468.6
Term Loan A-4 [Member]
Principal maturities of long-term debt
2015	0
2016	0
2017	1,300.0
2018	0
2019	0
Thereafter	0
Total	1,300.0
2017 Notes [Member]
Principal maturities of long-term debt
2015	0
2016	0
2017	300.0
2018	0
2019	0
Thereafter	0
Total	300.0
2018 Notes [Member]
Principal maturities of long-term debt
2015	0
2016	0
2017	0
2018	250.0
2019	0
Thereafter	0
Total	250.0
2022 Notes [Member]
Principal maturities of long-term debt
2015	0
2016	0
2017	0
2018	0
2019	0
Thereafter	700.0
Total	700.0
2023 Notes [Member]
Principal maturities of long-term debt
2015	0
2016	0
2017	0
2018	0
2019	0
Thereafter	1,000.0
Total	1,000.0
2024 Notes [Member]
Principal maturities of long-term debt
2015	0
2016	0
2017	0
2018	0
2019	0
Thereafter	700.0
Total	700.0
Total [Member]
Principal maturities of long-term debt
2015	0
2016	0
2017	1,600.0
2018	250.0
2019	0
Thereafter	2,400.0
Total	$ 4,250.0